Contracts Payable for Broadcast Rights (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Contracts Payable For Broadcast Rights [Abstract]
2016	$ 236,676
2017	120,256
2018	97,038
2019	90,343
2020	58,341
Thereafter	19,129
Contracts payable for broadcast rights	$ 621,783	$ 458,504